Securitizations and Variable Interest Entities	6 Months Ended
Sep. 30, 2025
Securitizations and Variable Interest Entities [Abstract]
Securitizations and Variable Interest Entities
7. Securitizations and Variable Interest Entities:
Securitizations
Nomura utilizes special purpose entities (“SPEs”) to securitize commercial and residential mortgage loans, government agency and corporate securities and other types of financial assets. Those SPEs are incorporated as stock companies, Tokumei kumiai (silent partnerships), Cayman special purpose companies (“SPCs”) or trust accounts. Nomura’s involvement with SPEs includes structuring SPEs, underwriting, distributing and selling debt instruments and beneficial interests issued by SPEs to investors. Nomura accounts for the transfer of financial assets in accordance with ASC 860. This statement requires that Nomura accounts for the transfer of financial assets as a sale when Nomura relinquishes control over the assets. ASC 860 deems control to be relinquished when the following conditions are met: (a) the assets have been isolated from the transferor (even in bankruptcy or other receivership), (b) the transferee has the right to pledge or exchange the assets received, or if the transferee is an entity whose sole purpose is to engage in securitization or asset-backed financing activities, the holders of its beneficial interests have the right to pledge or exchange the beneficial interests, and (c) the transferor has not maintained effective control over the transferred assets. Nomura may retain an interest in the financial assets, including residual interests in the SPEs. Any such interests are accounted for at fair value and reported within
Trading assets
in Nomura’s consolidated balance sheets, with the change in fair value reported within
Revenue
—
Net gain on trading
. Fair value for retained interests in securitized financial assets is determined by using observable prices; or in cases where observable prices are not available for certain retained interests, Nomura estimates fair value based on the present value of expected future cash flows using its best estimates of the key assumptions, including forecasted credit losses, prepayment rates, forward yield curves and discount rates commensurate with the risks involved. Nomura may also enter into derivative transactions in relation to the assets transferred to an SPE.
As noted above, Nomura may have continuing involvement with SPEs to which Nomura transferred assets. For the six months ended September 30, 2024 and September 30, 2025, Nomura received cash proceeds from SPEs in new securitizations of ¥305 billion and ¥247 billion, respectively, and the associated gain on sale was immaterial. For the six months ended September 30, 2024 and September 30, 2025, Nomura received debt securities issued by these SPEs with an initial fair value of ¥270 billion and ¥359 billion, respectively, and cash inflows from third parties on the sale of those debt securities of ¥330 billion and ¥449 billion, respectively. The cumulative balance of financial assets transferred to SPEs with which Nomura has continuing involvement was ¥7,123 billion and ¥7,596 billion as of March 31, 2025 and September 30, 2025, respectively. Those transferred financial assets are substantially government, agency and municipal securities. Nomura’s retained interests were ¥250 billion and ¥190 billion, as of March 31, 2025 and September 30, 2025, respectively. For the six months ended September 30, 2024 and September 30, 2025, Nomura received cash flows of ¥13 billion and ¥18 billion, respectively, from the SPEs on the retained interests held in the SPEs.
Nomura did not provide financial support to SPEs beyond its contractual obligations as of March 31, 2025 and September 30, 2025.

The following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2025
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥241	¥—	¥241	¥241	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	9	9	2	7

Total	¥—	¥241	¥9	¥250	¥243	¥7

	Billions of yen
	September 30, 2025
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥180	¥—	¥180	¥180	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	10	10	—	10

Total	¥—	¥180	¥10	¥190	¥180	¥10

As of March 31, 2025 and September 30, 2025, the retained interests held by Nomura were predominantly valued using significant observable prices. The initial fair values of these retained interests were mostly level 2 in the fair value hierarchy.
The following table presents the type and carrying value of financial assets included within
Trading assets
and
Loans receivable
which have been transferred to SPEs but which do not meet the criteria for derecognition under ASC 860. These transfers are accounted for as secured financing transactions and generally reported within
Borrowings.
The assets are pledged as collateral of the associated liabilities and cannot be removed unilaterally by Nomura and the liabilities are non-recourse
to Nomura.

	Billions of yen
	March 31, 2025	September 30, 2025
Assets
Trading assets
Japanese government securities	¥1	¥1
Loans for trading purposes	66	155
Loans receivable	481	397

Total	¥548	¥553

Liabilities
Borrowings	¥548	¥553

Variable Interest Entities (“VIEs”)
In the normal course of business, Nomura acts as a transferor of financial assets to VIEs, and underwriter, distributor, and seller of repackaged financial instruments issued by VIEs in connection with its securitization and equity derivative activities. Nomura retains, purchases and sells variable interests in VIEs in connection with its market-making, investing and structuring activities.
If Nomura has power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, and through Nomura’s interest in the VIE, Nomura has the right to receive benefits or the obligation to absorb losses that could be potentially significant to the VIE, Nomura is the primary beneficiary of the VIE and consolidates the entity, provided that Nomura does not act as a fiduciary for other interest holders. Nomura’s consolidated VIEs include those that were created to market structured securities to investors by repackaging corporate convertible securities, mortgages and mortgage-backed securities. Certain VIEs used in connection with Nomura’s aircraft leasing business as well as other purposes are consolidated. Nomura also consolidates certain investment funds for which Nomura is the primary beneficiary.
The power to direct the most significant activities may take a number of different forms in different types of VIEs. For transactions such as securitizations, investment funds, and CDOs, Nomura generally considers collateral management and servicing to represent the power to make the most significant decisions, unless such roles are deemed to be a fiduciary relationship. Accordingly, Nomura does not consolidate such types of VIEs for which it does not act as collateral manager or servicer unless Nomura has the unilateral right to replace the collateral manager or servicer or to require liquidation of the entity.
For many transactions, such as where VIEs are used for
re-securitizations
of residential mortgage-backed securities, there are no significant economic decisions made on an ongoing basis and no single investor has the unilateral ability to liquidate the VIE. In those cases, Nomura focuses its analysis on the party who has the sole discretion in the initial design of the VIE, and considers factors such as the nature of the underlying assets held by the VIE, the extent of third party investors’ involvement in the design of the VIE, the size of initial third party investment and the amount and level of any subordination of beneficial interests issued by the VIE which will be held by Nomura and any third party investors. Nomura has sponsored numerous re-securitization
transactions and in many cases has determined that it is not the primary beneficiary on the basis that power to direct the most significant activities relating to these entities are shared with third party investors. Nomura has consolidated certain VIEs where it was determined that third party investors were not involved in the design of the VIEs, including where the size of third party investment was insignificant at inception of the transaction.

The following table presents the classification of consolidated VIEs’ assets and liabilities in these consolidated financial statements as of March 31, 2025 and September 30, 2025. Most of these assets and liabilities are related to consolidated VIEs which securitize corporate convertible securities, mortgages and mortgage-backed securities. The assets of a consolidated VIE may only be used to settle obligations of that VIE. Creditors do not typically have any recourse to Nomura.

	Billions of yen
	March 31, 2025	September 30, 2025
Consolidated VIE assets
Cash and cash equivalents	¥14	¥21
Trading assets
Equities	527	555
Debt securities	643	635
CMBS and RMBS	64	47
Derivatives	1	1
Private equity and debt investments	83	131
Office buildings, land, equipment and facilities	3	13
Other	236	304

Total	¥1,571	¥1,707

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥0	¥1
Borrowings
Short-term borrowings	112	87
Long-term borrowings	935	902
Other	156	191

Total	¥1,203	¥1,181

On a quarterly basis, Nomura reassesses its involvement with the VIEs and evaluates the impact of any changes in governing documents and/or variable interests held by Nomura and other parties.
Nomura also holds variable interests in VIEs where Nomura is not the primary beneficiary. Nomura’s variable interests in such VIEs include senior and subordinated debt, residual interests, and equity interests associated with commercial and residential mortgage-backed and other asset-backed securitizations and structured financings, equity interests in VIEs which were formed primarily to acquire high yield leveraged loans and other lower investment grade debt obligations, residual interests in operating leases for aircraft held by VIEs, and loans and investments in VIEs that acquire operating businesses.

The following tables present the carrying amount of variable interests of unconsolidated VIEs and maximum exposure to loss associated with these variable interests. Maximum exposure to loss does not reflect Nomura’s estimate of the actual losses that could result from adverse changes, nor does it reflect the economic hedges Nomura enters into to reduce its exposure. The risks associated with VIEs in which Nomura is involved are limited to the amount recorded in the consolidated balance sheets and the amount of any undrawn commitments and financial guarantees issued.

	Billions of yen
	March 31, 2025
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥23	¥—	¥23
Debt securities	80	—	80
CMBS and RMBS	3,288	—	3,288
Investment trust funds and other	129	—	129
Private equity and debt investments	23	—	23
Loans	1,712	—	1,712
Other	23	—	23
Commitments to extend credit and other guarantees	—	—	167

Total	¥5,278	¥—	¥5,445

	Billions of yen
	September 30, 2025
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥23	¥—	¥23
Debt securities	72	—	72
CMBS and RMBS	3,035	—	3,035
Investment trust funds and other	143	—	143
Private equity and debt investments	24	—	24
Loans	1,711	—	1,711
Other	30	—	30
Commitments to extend credit and other guarantees	—	—	214

Total	¥5,038	¥—	¥5,252

The above does not include certain repurchase agreement financings provided to third parties or Nomura sponsored VIEs.